Investments in Private Companies (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Investments in Private Companies (Textual)
Investment	$ 5,200	$ 700
Series A preferred stock in Sentien Biotechnologies [Member]
Investments in Private Companies (Textual)
Investment	$ 700,000	$ 700,000
Percentage of equity held	5.06%	5.06%
Number of shares purchased	210,210	210,210
Intensity [Member]
Investments in Private Companies (Textual)
Investment	$ 4,500
Percentage of equity held	7.50%
Number of shares purchased	1,000